DBX ETF Trust | 1
Schedule of Investments
Xtrackers Nifty 500 India ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.9%
Communication Services
— 3.8%
Affle 3i Ltd. *
135 2,266
Bharti Airtel Ltd.
6,483 123,412
Bharti Hexacom Ltd.
159 2,582
HFCL Ltd.
2,111 5,525
Indus Towers Ltd.
2,796 11,421
Info Edge India Ltd.
815 11,243
PVR Inox Ltd. *
152 1,929
Railtel Corp. of India Ltd.
246 713
Saregama India Ltd.
199 1,003
Sun TV Network Ltd.
209 1,024
Tata Communications Ltd.
249 4,509
Tata Teleservices Maharashtra
Ltd. *
1,402 568
Vodafone Idea Ltd. *
58,472 8,803
Zee Entertainment Enterprises
Ltd. *
1,957 1,924
(Cost $206,059)
176,922
Consumer Discretionary
— 12.3%
Aditya Birla Fashion and Retail
Ltd. *
1,187 650
Aditya Birla Lifestyle Brands Ltd.
1,002 913
Amber Enterprises India Ltd. *
45 3,603
Apollo Tyres Ltd.
694 3,200
Asahi India Glass Ltd.
248 2,481
Ather Energy Ltd. *
409 7,381
Bajaj Auto Ltd.
237 30,203
Balkrishna Industries Ltd.
171 4,095
Bata India Ltd.
142 1,018
Belrise Industries Ltd. *
654 1,596
Bharat Forge Ltd.
566 12,517
Bosch Ltd.
18 9,456
BrainBees Solutions Ltd. *
471 903
Cartrade Tech Ltd. *
90 2,829
Ceat Ltd.
45 1,617
Chalet Hotels Ltd.
154 1,463
CIE Automotive India Ltd.
271 1,113
Crompton Greaves Consumer
Electricals Ltd.
1,381 3,423
Devyani International Ltd. *
889 1,296
Dixon Technologies India Ltd.
86 13,418
Eicher Motors Ltd.
297 24,818
EIH Ltd.
429 1,272
Endurance Technologies Ltd.,
144A
75 2,262
Eternal Ltd. *
15,334 52,858
Exide Industries Ltd.
972 4,496
FSN E-Commerce Ventures
Ltd. *
2,894 10,628
Gabriel India Ltd.
136 2,055
Number
of Shares Value $
Hero MotoCorp Ltd.
276 15,803
Hyundai Motor India Ltd.
302 6,996
Indian Hotels Co. Ltd.
1,865 14,459
ITC Hotels Ltd.
2,540 4,272
JBM Auto Ltd. *
64 420
JK Tyre & Industries Ltd.
262 1,043
Jubilant Foodworks Ltd.
838 4,367
Kalyan Jewellers India Ltd.
817 5,159
KPR Mill Ltd.
239 2,957
Leela Palaces Hotels & Resorts
Ltd. *
170 1,019
Lemon Tree Hotels Ltd., 144A *
1,073 1,198
Lenskart Solutions Ltd. *
629 4,377
LG Electronics India Ltd. *
215 3,835
Mahindra & Mahindra Ltd.
1,909 65,825
Maruti Suzuki India Ltd.
280 39,852
Meesho Ltd. *
1,184 2,555
Minda Corp. Ltd.
176 1,318
Motherson Sumi Wiring India
Ltd.
5,435 2,101
MRF Ltd.
4 5,621
Ola Electric Mobility Ltd. *
4,267 1,843
Page Industries Ltd.
13 4,890
Physicswallah Ltd., 144A *
973 1,189
Samvardhana Motherson
International Ltd.
9,415 16,883
Sapphire Foods India Ltd. *
522 1,286
Schaeffler India Ltd.
86 3,627
Sona Blw Precision Forgings
Ltd., 144A
1,038 8,867
Swan Corp. Ltd.
302 931
Swiggy Ltd. *
2,941 8,710
Tata Motors Passenger Vehicles
Ltd.
4,425 14,358
Tbo Tek Ltd. *
71 1,302
Tenneco Clean Air India Ltd. *
168 934
Titan Co. Ltd.
881 47,228
Travel Food Services Ltd. *
38 519
Trent Ltd.
709 21,452
Trident Ltd./India
3,107 789
Tube Investments of India Ltd.
227 6,630
TVS Motor Co. Ltd.
499 22,760
UNO Minda Ltd.
415 5,563
Urban Co. Ltd., 144A *
417 732
Vardhman Textiles Ltd.
227 1,364
Vishal Mega Mart Ltd. *
5,923 6,885
Welspun Living Ltd.
707 1,457
Whirlpool of India Ltd.
180 1,519
ZF Commercial Vehicle Control
Systems India Ltd.
96 2,556
(Cost $575,746)
569,015
Consumer Staples — 5.3%
Allied Blenders & Distillers Ltd.
117 760

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Avenue Supermarts Ltd., 144A *
342 14,013
AWL Agri Business Ltd.
1,178 2,383
Balrampur Chini Mills Ltd.
245 1,785
Bikaji Foods International Ltd.
137 901
Bombay Burmah Trading Co.
45 710
Britannia Industries Ltd.
250 13,789
CCL Products India Ltd.
150 1,702
Colgate-Palmolive India Ltd.
278 5,542
Dabur India Ltd.
1,248 4,996
Emami Ltd.
418 1,599
Gillette India Ltd.
17 1,309
Godfrey Phillips India Ltd.
86 1,902
Godrej Consumer Products Ltd.
851 8,058
Hindustan Unilever Ltd.
1,895 39,170
Honasa Consumer Ltd.
335 1,693
ITC Ltd.
20,600 55,298
LT Foods Ltd.
293 1,375
Marico Ltd.
1,125 9,692
Nestle India Ltd.
1,553 24,417
Patanjali Foods Ltd.
717 2,599
Radico Khaitan Ltd.
166 7,822
Tata Consumer Products Ltd.
1,379 15,031
United Breweries Ltd.
154 2,117
United Spirits Ltd.
628 9,831
Varun Beverages Ltd.
2,900 12,201
Zydus Wellness Ltd.
206 1,148
(Cost $307,815)
241,843
Energy — 6.3%
Aegis Logistics Ltd.
267 3,547
Aegis Vopak Terminals Ltd.
296 836
Bharat Petroleum Corp. Ltd.
4,362 14,851
Chennai Petroleum Corp. Ltd.
102 1,465
Coal India Ltd.
5,091 21,489
Great Eastern Shipping Co. Ltd.
211 2,886
Gujarat Mineral Development
Corp. Ltd.
176 1,041
Hindustan Petroleum Corp. Ltd.
2,008 7,716
Indian Oil Corp. Ltd.
7,897 11,543
Mangalore Refinery &
Petrochemicals Ltd.
456 816
Oil & Natural Gas Corp. Ltd.
8,290 20,189
Oil India Ltd.
1,155 5,863
Petronet LNG Ltd.
1,591 5,025
Reliance Industries Ltd.
14,375 192,862
(Cost $353,748)
290,129
Financials — 30.0%
360 ONE WAM Ltd.
565 6,975
Aadhar Housing Finance Ltd. *
224 1,102
Aavas Financiers Ltd. *
85 1,126
Aditya Birla Capital Ltd. *
1,749 7,523
Aditya Birla Sun Life Asset
Management Co. Ltd.
153 1,691
Number
of Shares Value $
Anand Rathi Wealth Ltd.
188 4,354
Angel One Ltd.
1,360 4,099
Aptus Value Housing Finance
India Ltd.
759 1,984
AU Small Finance Bank Ltd.,
144A
1,195 13,637
Authum Investment &
Infrastructure Ltd. *
566 3,335
Axis Bank Ltd.
6,150 83,998
Bajaj Finance Ltd.
5,711 63,421
Bajaj Finserv Ltd.
1,237 26,265
Bajaj Holdings & Investment Ltd.
95 11,622
Bajaj Housing Finance Ltd. *
2,491 2,199
Bandhan Bank Ltd., 144A
1,853 3,183
Bank of Baroda
4,106 10,293
Bank of India
2,973 4,423
Bank of Maharashtra
4,338 3,740
Billionbrains Garage Ventures
Ltd., 144A *
1,636 3,301
BSE Ltd.
883 30,447
Can Fin Homes Ltd.
180 1,504
Canara Bank
7,534 10,045
Canara HSBC Life Insurance Co.
Ltd.
437 717
Capri Global Capital Ltd.
820 2,209
Central Bank of India Ltd.
2,627 834
Central Depository Services
India Ltd.
372 5,481
Choice International Ltd. *
170 1,394
Cholamandalam Financial
Holdings Ltd.
210 3,278
Cholamandalam Investment and
Finance Co. Ltd.
919 17,934
City Union Bank Ltd.
2,000 4,816
CreditAccess Grameen Ltd. *
114 1,633
CRISIL Ltd.
52 2,634
Federal Bank Ltd.
5,453 20,436
Five-Star Business Finance Ltd.
395 2,220
General Insurance Corp. of India,
144A
844 3,146
Go Digit General Insurance Ltd. *
511 1,382
HDB Financial Services Ltd.
385 2,760
HDFC Asset Management Co.
Ltd., 144A
437 12,039
HDFC Bank Ltd.
32,650 243,208
HDFC Life Insurance Co. Ltd.,
144A
2,292 13,084
Home First Finance Co. India
Ltd., 144A
209 2,557
Housing & Urban Development
Corp. Ltd.
1,064 2,035
ICICI Bank Ltd.
15,375 234,870
ICICI Lombard General Insurance
Co. Ltd., 144A
521 8,577

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
ICICI Prudential Asset
Management Co. Ltd./India
104 3,349
ICICI Prudential Life Insurance
Co. Ltd., 144A
832 4,520
IDBI Bank Ltd. *
1,200 1,146
IDFC First Bank Ltd.
14,000 12,645
IFCI Ltd. *
1,544 1,455
IIFL Finance Ltd.
492 3,343
Indian Bank
750 7,082
Indian Energy Exchange Ltd.,
144A
1,682 2,129
Indian Overseas Bank *
2,692 918
Indian Railway Finance Corp.
Ltd., 144A
4,267 3,736
Indian Renewable Energy
Development Agency Ltd.
1,688 2,066
IndusInd Bank Ltd.
1,446 15,444
Jammu & Kashmir Bank Ltd. *
1,000 1,552
Jio Financial Services Ltd.
6,970 17,674
JM Financial Ltd.
828 1,113
Karur Vysya Bank Ltd.
1,950 7,121
Kfin Technologies Ltd.
281 2,864
Kotak Mahindra Bank Ltd.
15,800 69,620
L&T Finance Ltd.
1,873 6,317
LIC Housing Finance Ltd.
634 3,586
Life Insurance Corp. of India
932 4,093
Mahindra & Mahindra Financial
Services Ltd.
1,395 5,467
Manappuram Finance Ltd.
1,170 4,181
Max Financial Services Ltd. *
568 9,388
Motilal Oswal Financial Services
Ltd.
313 3,430
Multi Commodity Exchange of
India Ltd.
545 19,468
Muthoot Finance Ltd.
227 7,103
New India Assurance Co. Ltd.,
144A
517 1,039
Nippon Life India Asset
Management Ltd., 144A
372 4,582
Niva Bupa Health Insurance Co.
Ltd. *
1,317 1,124
Nuvama Wealth Management
Ltd.
160 2,948
One 97 Communications Ltd. *
896 16,164
PB Fintech Ltd. *
739 14,558
Pine Labs Ltd., 144A *
378 651
Piramal Finance Ltd.
256 6,187
PNB Housing Finance Ltd., 144A
398 4,803
Poonawalla Fincorp Ltd. *
760 3,703
Power Finance Corp. Ltd.
3,105 10,971
Punjab National Bank
7,793 9,353
RBL Bank Ltd., 144A
1,250 4,995
REC Ltd.
2,646 8,988
Sammaan Capital Ltd. *
1,635 2,513
Number
of Shares Value $
SBFC Finance Ltd. *
670 696
SBI Cards & Payment Services
Ltd.
634 4,295
SBI Life Insurance Co. Ltd., 144A
959 17,536
Shriram Finance Ltd.
3,043 35,484
Star Health & Allied Insurance
Co. Ltd. *
482 2,875
State Bank of India
8,932 99,473
Sundaram Finance Ltd.
146 6,964
Tata Capital Ltd.
1,070 4,136
Tata Investment Corp. Ltd.
275 1,855
UCO Bank
2,967 776
Union Bank of India Ltd.
4,200 8,324
UTI Asset Management Co. Ltd.
88 805
(Cost $1,523,368)
1,384,119
Health Care — 7.2%
Abbott India Ltd.
11 2,987
Acutaas Chemicals Ltd.
112 3,719
Ajanta Pharma Ltd.
89 3,368
Alkem Laboratories Ltd.
127 7,111
Anthem Biosciences Ltd.
134 1,257
Apollo Hospitals Enterprise Ltd.
220 20,568
Aster DM Healthcare Ltd., 144A
545 4,329
Aurobindo Pharma Ltd. *
592 10,679
Biocon Ltd.
1,546 6,692
Blue Jet Healthcare Ltd.
110 669
Caplin Point Laboratories Ltd.
55 1,455
Cipla Ltd.
1,188 17,589
Cohance Lifesciences Ltd. *
396 1,897
Concord Biotech Ltd.
70 1,064
Divi's Laboratories Ltd.
270 26,855
Dr Lal PathLabs Ltd., 144A
162 3,293
Dr Reddy's Laboratories Ltd.
1,299 15,755
Emcure Pharmaceuticals Ltd. *
69 1,345
Eris Lifesciences Ltd., 144A
115 1,567
Fortis Healthcare Ltd.
1,104 10,519
Gland Pharma Ltd., 144A
169 5,124
GlaxoSmithKline
Pharmaceuticals Ltd.
88 2,820
Glenmark Pharmaceuticals Ltd.
322 8,390
Global Health Ltd./India
179 2,783
Granules India Ltd.
310 2,698
Indegene Ltd.
221 1,420
Inventurus Knowledge Solutions
Ltd. *
101 1,840
Ipca Laboratories Ltd.
295 6,121
Jubilant Pharmova Ltd.
172 1,594
Krishna Institute of Medical
Sciences Ltd., 144A *
527 4,183
Laurus Labs Ltd., 144A
833 16,760
Lupin Ltd.
518 11,910
Mankind Pharma Ltd. *
240 6,100

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Max Healthcare Institute Ltd.
1,611 17,638
Narayana Hrudayalaya Ltd.
144 2,885
Natco Pharma Ltd.
190 1,680
Neuland Laboratories Ltd.
18 4,351
Onesource Specialty Pharma
Ltd. *
167 2,665
Pfizer Ltd.
32 1,575
Piramal Pharma Ltd. *
1,317 2,967
Poly Medicure Ltd.
81 1,497
Rainbow Children's Medicare
Ltd.
106 1,576
SAI Life Sciences Ltd., 144A *
294 4,509
Sun Pharmaceutical Industries
Ltd.
2,254 47,002
Syngene International Ltd., 144A
403 1,697
Torrent Pharmaceuticals Ltd.
308 16,393
Vijaya Diagnostic Centre Ltd. *
104 1,659
Wockhardt Ltd. *
176 3,483
Zydus Lifesciences Ltd.
529 6,454
(Cost $306,410)
332,492
Industrials — 12.0%
3M India Ltd.
6 2,100
ABB India Ltd.
111 8,908
Action Construction Equipment
Ltd. *
65 758
Adani Enterprises Ltd.
610 18,324
Adani Ports & Special Economic
Zone Ltd.
1,569 26,261
Afcons Infrastructure Ltd.
318 954
AIA Engineering Ltd.
82 3,668
Amara Raja Energy & Mobility
Ltd.
260 2,438
Apar Industries Ltd. *
36 6,695
Ashok Leyland Ltd.
6,063 11,188
Astral Ltd.
261 4,174
BEML Ltd.
81 1,648
Bharat Electronics Ltd.
7,883 34,325
Bharat Heavy Electricals Ltd.
3,129 14,552
BLS International Services Ltd.
321 811
Blue Dart Express Ltd. *
15 776
Blue Star Ltd.
277 4,260
Cemindia Projects Ltd.
119 1,532
CG Power & Industrial Solutions
Ltd.
1,459 14,041
Cochin Shipyard Ltd., 144A
180 2,856
Computer Age Management
Services Ltd.
505 4,149
Container Corp. Of India Ltd.
734 3,948
Craftsman Automation Ltd.
35 4,118
Cummins India Ltd.
289 15,500
Data Patterns India Ltd.
63 2,993
Delhivery Ltd. *
1,226 5,876
Doms Industries Ltd.
38 891
Number
of Shares Value $
eClerx Services Ltd.
90 1,869
Elecon Engineering Co. Ltd.
188 814
Elgi Equipments Ltd.
459 3,025
Engineers India Ltd.
583 1,604
Escorts Kubota Ltd.
71 2,234
Finolex Cables Ltd.
161 2,110
Firstsource Solutions Ltd.
674 1,875
Force Motors Ltd.
10 1,841
Garden Reach Shipbuilders &
Engineers Ltd.
62 1,671
GE Vernova T&D India Ltd.
265 12,376
GMR Airports Ltd. *
7,567 7,444
Godrej Industries Ltd. *
94 1,121
Graphite India Ltd.
138 1,019
Havells India Ltd.
533 6,967
HBL Engineering Ltd.
238 1,644
HEG Ltd.
179 1,371
Hindustan Aeronautics Ltd.
425 21,440
Hitachi Energy India Ltd.
27 9,577
IndiaMart InterMesh Ltd., 144A
65 1,199
Indian Railway Catering &
Tourism Corp. Ltd.
642 3,246
Inox Wind Ltd. *
2,046 1,513
InterGlobe Aviation Ltd., 144A *
484 26,615
International Gemological
Institute Ltd.
254 910
IRB Infrastructure Developers
Ltd.
8,426 1,714
IRCON International Ltd., 144A
696 873
JSW Infrastructure Ltd.
1,269 4,533
Jupiter Wagons Ltd. *
350 885
Jyoti CNC Automation Ltd. *
182 1,903
Kajaria Ceramics Ltd.
177 2,315
Kalpataru Projects International
Ltd.
241 3,547
KEC International Ltd.
275 1,203
KEI Industries Ltd.
132 7,961
Kirloskar Oil Engines Ltd.
177 3,904
L&T Technology Services Ltd.,
144A
58 2,199
Larsen & Toubro Ltd.
2,507 106,540
Latent View Analytics Ltd. *
211 598
Mazagon Dock Shipbuilders Ltd.
186 4,846
MMTC Ltd. *
225 147
Nava Ltd.
293 1,749
NBCC India Ltd.
2,095 1,897
NCC Ltd.
874 1,362
Olectra Greentech Ltd.
88 1,180
Polycab India Ltd.
114 11,312
Rail Vikas Nigam Ltd.
1,204 2,656
RITES Ltd.
386 886
RR Kabel Ltd.
69 2,123
Sagility Ltd.
4,894 2,419

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Schneider Electric Infrastructure
Ltd. *
125 1,601
Shipping Corp. of India Ltd.
360 1,095
Siemens Energy India Ltd.
187 6,345
Siemens Ltd.
187 7,918
Supreme Industries Ltd.
137 5,123
Suzlon Energy Ltd. *
25,526 12,744
Tata Motors Ltd.
4,468 22,114
Techno Electric & Engineering
Co. Ltd.
107 1,104
Tega Industries Ltd.
36 600
Thermax Ltd.
82 3,361
Timken India Ltd.
76 2,515
Titagarh Rail System Ltd.
171 1,470
Transformers & Rectifiers India
Ltd. *
260 857
Triveni Turbine Ltd.
244 1,482
Voltas Ltd.
482 6,049
(Cost $550,006)
554,359
Information Technology — 6.7%
Aditya Infotech Ltd.
59 2,210
Birlasoft Ltd.
350 1,071
CE Info Systems Ltd.
49 522
Coforge Ltd.
740 15,435
Cyient Ltd.
180 2,222
Emmvee Photovoltaic Power
Ltd., 144A *
227 767
HCL Technologies Ltd.
2,252 31,047
Hexaware Technologies Ltd.
281 1,638
Honeywell Automation India Ltd.
5 1,866
Infosys Ltd.
7,478 89,078
Intellect Design Arena Ltd.
193 1,381
ITI Ltd. *
250 712
Kaynes Technology India Ltd. *
63 2,439
KPIT Technologies Ltd.
326 2,004
LTIMindtree Ltd., 144A
195 9,301
Mphasis Ltd.
283 7,217
Netweb Technologies India Ltd.
35 1,908
Newgen Software Technologies
Ltd.
134 744
Oracle Financial Services
Software Ltd.
50 6,587
Persistent Systems Ltd.
234 13,754
PG Electroplast Ltd.
339 2,069
Premier Energies Ltd., 144A
286 3,114
Redington Ltd.
1,224 4,601
Sonata Software Ltd.
413 1,267
Syrma SGS Technology Ltd.
161 2,431
Tata Consultancy Services Ltd.
2,179 54,928
Tata Elxsi Ltd.
73 2,745
Tata Technologies Ltd.
365 3,187
Tech Mahindra Ltd.
1,354 23,159
Tejas Networks Ltd., 144A *
194 1,141
Number
of Shares Value $
WAAREE Energies Ltd.
201 5,501
Wipro Ltd.
5,700 11,049
Zensar Technologies Ltd.
242 1,170
(Cost $398,628)
308,265
Materials — 8.7%
Aarti Industries Ltd. *
439 2,419
ACC Ltd.
135 1,811
Ambuja Cements Ltd.
1,329 5,601
Anupam Rasayan India Ltd. *
59 783
APL Apollo Tubes Ltd. *
384 8,970
Asian Paints Ltd.
965 26,904
Atul Ltd.
34 2,283
Bayer CropScience Ltd.
27 1,126
Berger Paints India Ltd.
605 3,164
Carborundum Universal Ltd.
246 2,860
Castrol India Ltd.
1,031 1,998
Chambal Fertilisers and
Chemicals Ltd.
323 1,390
Clean Science & Technology Ltd.
117 1,011
Coromandel International Ltd.
250 5,006
Dalmia Bharat Ltd.
169 3,296
DCM Shriram Ltd.
85 908
Deepak Fertilisers &
Petrochemicals Corp. Ltd.
143 2,114
Deepak Nitrite Ltd.
147 2,702
EID Parry India Ltd. *
219 1,839
Fertilisers & Chemicals
Travancore Ltd.
133 1,148
Gallantt Ispat Ltd.
71 423
Godawari Power and Ispat Ltd.
521 1,334
Grasim Industries Ltd.
811 28,723
Gravita India Ltd. *
68 1,286
Gujarat Fluorochemicals Ltd.
87 4,290
Himadri Speciality Chemical Ltd.
501 3,470
Hindalco Industries Ltd.
3,080 32,859
Hindustan Copper Ltd.
702 3,875
Hindustan Zinc Ltd.
1,022 6,394
India Cements Ltd. *
161 627
Jain Resource Recycling Ltd. *
116 337
Jindal Saw Ltd.
525 1,708
Jindal Stainless Ltd.
680 5,016
Jindal Steel Ltd.
792 9,926
JK Cement Ltd.
89 4,800
JSW Cement Ltd., 144A
518 686
JSW Dulux Ltd.
39 1,297
JSW Steel Ltd.
2,002 27,506
Jubilant Ingrevia Ltd.
181 1,283
Linde India Ltd.
45 3,019
Lloyds Metals & Energy Ltd.
269 5,072
National Aluminium Co. Ltd.
1,919 7,692
Navin Fluorine International Ltd.
79 7,201
NMDC Ltd.
7,319 6,782

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
NMDC Steel Ltd. *
2,503 1,215
Nuvoco Vistas Corp. Ltd. *
255 854
Paradeep Phosphates Ltd.,
144A *
926 1,557
PCBL CHEMICAL Ltd.
375 1,249
PI Industries Ltd.
172 4,283
Pidilite Industries Ltd.
657 11,650
PTC Industries Ltd. *
13 3,020
Ramco Cements Ltd.
268 2,477
Ramkrishna Forgings Ltd.
221 1,727
Rhi Magnesita India Ltd.
175 683
Sarda Energy & Minerals Ltd.
195 1,022
Shree Cement Ltd.
28 6,825
Shyam Metalics & Energy Ltd.
150 1,723
Solar Industries India Ltd.
51 10,774
SRF Ltd.
308 8,285
Steel Authority of India Ltd.
3,078 6,306
Sumitomo Chemical India Ltd.
262 1,424
Supreme Petrochem Ltd.
134 1,026
Tata Chemicals Ltd.
335 2,263
Tata Steel Ltd.
17,630 34,146
UltraTech Cement Ltd.
253 30,435
UPL Ltd.
1,204 7,112
Usha Martin Ltd.
376 1,971
Vedanta Ltd.
3,625 10,595
Welspun Corp. Ltd.
278 6,983
(Cost $397,255)
402,544
Real Estate — 1.1%
Aditya Birla Real Estate Ltd.
111 1,581
Anant Raj Ltd.
289 1,834
Brigade Enterprises Ltd.
393 2,708
DLF Ltd.
1,419 10,302
Godrej Properties Ltd.
285 6,033
Lodha Developers Ltd., 144A
600 7,556
Oberoi Realty Ltd.
249 4,887
Phoenix Mills Ltd.
395 7,885
Prestige Estates Projects Ltd.
357 6,125
SignatureGlobal India Ltd. *
85 687
Sobha Ltd.
95 1,253
Number
of Shares Value $
(Cost $53,510)
50,851
Utilities — 3.5%
Acme Solar Holdings Ltd.
428 1,807
Adani Energy Solutions Ltd. *
700 10,424
Adani Green Energy Ltd. *
693 8,845
Adani Power Ltd. *
8,879 18,470
Adani Total Gas Ltd.
588 3,838
CESC Ltd.
1,335 2,050
GAIL India Ltd.
5,706 10,641
Indraprastha Gas Ltd.
1,483 2,345
Jaiprakash Power Ventures Ltd. *
10,096 1,745
JSW Energy Ltd.
1,303 7,124
Mahanagar Gas Ltd.
121 1,359
NHPC Ltd.
8,010 6,456
NLC India Ltd.
693 1,947
NTPC Green Energy Ltd. *
1,982 1,864
NTPC Ltd.
10,132 34,852
Power Grid Corp. of India Ltd.
9,689 26,828
Reliance Power Ltd. *
6,070 1,409
SJVN Ltd.
1,538 1,046
Tata Power Co. Ltd.
3,581 13,055
Torrent Power Ltd.
403 5,145
(Cost $166,661)
161,250
TOTAL COMMON STOCKS
(Cost $4,839,206)
4,471,789
EXCHANGE-TRADED FUNDS
— 0.7%
iShares MSCI India ETF *
(Cost $29,337)
600 29,820
CASH EQUIVALENTS — 1.9%
DWS Government Money Market
Series "Institutional Shares",
3.65% (a)
(Cost $89,710)
89,710 89,710
TOTAL INVESTMENTS — 99.5%
(Cost $4,958,253)
4,591,319
Other assets and liabilities,
net — 0.5%
24,683
NET ASSETS — 100.0%
4,616,002
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
At August 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series "Institutional Shares", 3.65% (a)
80,897 74,350 (65,537) — — 742 — 89,710 89,710
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI India Index
USD 1 116,684 116,930 9/18/2026 246
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 4,471,789 $ — $ — $ 4,471,789
Exchange-Traded Funds
29,820 — — 29,820
Short-Term Investments (a)
89,710 — — 89,710
Derivatives (b)
Futures Contracts
246 — — 246
TOTAL
$ 4,591,565 $ — $ — $ 4,591,565
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Nifty 500 India ETF
(Continued)
August 31, 2026 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
IND-PH1